ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Net (loss) income	$ 6,448	$ (33,904)	$ (93,419)
Net cash used in operating activities	(5,555)	(14,916)	(19,774)
Net cash provided by investing activities	352	4,440	20,096
Net cash (used in) provided by financing activities	19,164	(4,323)	(1,695)
AirNet's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	23,434	26,022	24,546
Net (loss) income	7,672	(30,972)	(86,344)
Net cash used in operating activities	(5,681)	(14,813)	(19,100)
Net cash provided by investing activities	352	4,440	20,113
Net cash (used in) provided by financing activities	$ 19,164	$ (4,323)	$ (1,695)